JMM	Nuveen Multi-Market Income Fund Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 133.2% (97.5% of Total Investments)

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 94.4% (69.1% of Total Investments)

$200	321 Henderson Receivables VI LLC, Series 2010-1A, 144A	9.310%	7/15/61	Aaa	$236,668
250	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	A+	261,226
500	ACRE Commercial Mortgage Series 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	2.708%	12/18/37	N/R	493,760
500	Adams Outdoor Advertising LP, Series 2018-1B,144A	5.653%	11/15/48	BBB	527,618
400	AIMCO CLO Series 2017-AA, 144A, (WI/DD)	1.688%	4/20/34	N/R	400,042
60	Alternative Loan Trust, Series 2003-J3	5.250%	11/25/33	Aaa	61,342
85	Alternative Loan Trust, Series 2004-J2	6.500%	3/25/34	AA+	86,562
1,652	American Homes 4 Rent Trust, Series 2015-SFR2 Trust, (I/O), 144A	0.000%	10/17/52	N/R	17
175	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	Baa2	181,064
220	Bayview Financial Mortgage Pass-Through Trust, Series 2005-D	5.500%	12/28/35	Aa3	219,600
30	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C	6.352%	11/28/36	Caa3	29,668
414	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	1.906%	10/15/36	N/R	413,576
500	CARS-DB4 LP, Series 2020-1A, 144A	4.520%	2/15/50	BBB	510,941
954	CF Hippolyta LLC, Series 2020-1 B2, 144A	2.600%	7/15/60	A–	950,955
91	Chase Funding Trust Series 2003-3	5.160%	3/25/33	BBB	93,028
500	CHL GMSR Issuer Trust, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	2.859%	5/25/23	N/R	497,581
425	Citigroup Commercial Mortgage Trust 2015-GC29	4.151%	4/10/48	A–	447,442
600	Citigroup Commercial Mortgage Trust 2016-P5, 144A	3.000%	10/10/49	BBB–	471,148
450	Citigroup Commercial Mortgage Trust 2018-TBR, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	1.906%	12/15/36	BBB–	436,488
87	Citigroup Global Markets Mortgage Securities VII Inc, Series 2003-1, 144A	6.000%	9/25/33	CCC	86,383
500	COMM 2013-LC13 Mortgage Trust, 144A	5.306%	8/10/46	BB–	456,035
775	COMM 2015-CCRE22 Mortgage Trust	4.106%	3/10/48	A–	824,838
450	COMM 2015-CCRE25 Mortgage Trust	4.534%	8/10/48	A–	474,562
500	COMM 2015-CCRE26 Mortgage Trust	4.480%	10/10/48	A–	540,615
61	Commonbond Student Loan Trust, Series 2017-B-GS, 144A	4.440%	9/25/42	Aa3	63,618
627	Connecticut Avenue Securities Trust, Series 2019-R07, 144A, (1-Month LIBOR reference rate + 2.100% spread), (3)	2.209%	10/25/39	B	627,214
600	Connecticut Avenue Securities Trust, Series 2020-R02, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	2.109%	1/25/40	B	598,130
250	CPT MORTGAGE TRUST, Series 2019-CPT, 144A	2.997%	11/13/39	N/R	239,518
331	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-8	6.174%	4/25/33	AAA	331,277
500	Credit Suisse Mortgage Capital Certificates 2019-ICE4, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.706%	5/15/36	Baa3	500,314
156	Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, 144A	4.945%	12/25/37	Aaa	159,125
250	CSMC 2014-USA OA LLC, 144A	4.373%	9/15/37	B–	206,600
119	CSMC Mortgage-Backed Trust 2006-7	6.000%	8/25/36	Caa3	74,038
19	CWABS Asset-Backed Certificates Trust, Series 2004-13	5.603%	5/25/35	Aaa	19,410
1,164	DB Master Finance LLC, Series 2017-1A, 144A	4.030%	11/20/47	BBB	1,235,481
1,149	Domino’s Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	1,213,321
121	Domino’s Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	121,443
603	Driven Brands Funding LLC, Series 2018-1A, 144A	4.739%	4/20/48	BBB–	640,200
1,445	Driven Brands Funding LLC, Series 2019-1A, 144A	4.641%	4/20/49	BBB–	1,522,907
400	Dryden 49 Senior Loan Fund, 144A, (WI/DD)	0.000%	7/18/30	Aa1	400,000
1,500	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	Aaa	1,494,434
2,000	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	Aaa	2,083,594
126	Fannie Mae Mortgage Pool FN 310200	3.000%	11/01/48	N/R	132,137
11	Fannie Mae Mortgage Pool FN 709700, (4)	5.500%	6/01/33	N/R	13,171
64	Fannie Mae Mortgage Pool FN 745324, (4)	6.000%	3/01/34	Aaa	70,619
27	Fannie Mae Mortgage Pool FN 763687, (4)	6.000%	1/01/34	N/R	30,897
64	Fannie Mae Mortgage Pool FN 766070, (4)	5.500%	2/01/34	N/R	73,344
22	Fannie Mae Mortgage Pool FN 828346, (4)	5.000%	7/01/35	N/R	25,190
11	Fannie Mae Mortgage Pool FN 878059, (4)	5.500%	3/01/36	N/R	12,701
12	Fannie Mae Mortgage Pool FN 882685, (4)	6.000%	6/01/36	N/R	13,969

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$40	Fannie Mae Mortgage Pool FN 995018, (4)	5.500%	6/01/38	N/R	$46,497
795	Fannie Mae Mortgage Pool FN AS8583, (4)	3.500%	1/01/47	Aaa	846,507
642	Fannie Mae Mortgage Pool FN AW4182, (4)	3.500%	2/01/44	N/R	692,469
58	Fannie Mae Mortgage Pool FN BH4019, (4)	4.000%	9/01/47	N/R	62,558
1,222	Fannie Mae Mortgage Pool FN BM5126, (4)	3.500%	1/01/48	N/R	1,317,493
327	Fannie Mae Mortgage Pool FN BM5839, (4)	3.500%	11/01/47	Aaa	353,806
370	Fannie Mae Mortgage Pool FN BM6038, (4)	4.000%	1/01/45	Aaa	408,263
1,131	Fannie Mae Mortgage Pool FN MA3305, (4)	3.500%	3/01/48	N/R	1,199,357
74	Fannie Mae Mortgage Pool FN MA3332, (4)	3.500%	4/01/48	Aaa	78,612
963	Fannie Mae Mortgage Pool FN MA3333, (4)	4.000%	4/01/48	Aaa	1,035,987
2,438	Fannie Mae Mortgage Pool FN MA4256, (4)	2.500%	2/01/51	N/R	2,503,987
69	Fannie Mae REMIC Trust 2002-W1	5.386%	2/25/42	Aaa	76,815
352	Fannie Mae REMIC Trust 2003-W1	3.057%	12/25/42	AAA	130,083
14	Freddie Mac Gold Pool FG C00676, (4)	6.500%	11/01/28	N/R	15,721
1,684	Freddie Mac Gold Pool FG G08528, (4)	3.000%	4/01/43	Aaa	1,784,051
560	Freddie Mac Gold Pool FG G08566, (4)	3.500%	1/01/44	N/R	604,495
1,322	Freddie Mac Gold Pool FG G08747, (4)	3.000%	2/01/47	Aaa	1,398,498
900	Freddie Mac Gold Pool FG G18497, (4)	3.000%	1/01/29	N/R	951,730
1,087	Freddie Mac Gold Pool FG G60138, (4)	3.500%	8/01/45	Aaa	1,183,037
571	Freddie Mac Gold Pool FG G60238, (4)	3.500%	10/01/45	Aaa	619,090
845	Freddie Mac Gold Pool FG Q40718, (4)	3.500%	5/01/46	N/R	904,251
1,229	Freddie Mac Gold Pool FG Q40841, (4)	3.000%	6/01/46	N/R	1,294,064
1,680	Freddie Mac Pool FR ZT0541, (4)	4.000%	6/01/48	N/R	1,843,440
456	Freddie Mac Pool FR ZT0542, (4)	4.000%	7/01/48	N/R	497,708
331	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STARC 2019-HQA4, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3)	2.159%	11/25/49	B+	330,811
724	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STARC 2019-HQA1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	2.459%	2/25/49	BB–	725,171
500	FREMF 2017-K724 Mortgage Trust, 144A	3.485%	11/25/23	BBB–	521,180
125	Ginnie Mae I Pool GN 604567, (4)	5.500%	8/15/33	N/R	145,999
78	Ginnie Mae I Pool GN 631574, (4)	6.000%	7/15/34	N/R	90,110
500	GS Mortgage Securities Corp Trust, Series 2018-TWR, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	1.006%	7/15/31	AAA	497,491
63	GSMPS Mortgage Loan Trust, Series 2001-2, 144A	7.500%	6/19/32	N/R	63,464
374	GSMPS Mortgage Loan Trust, Series 2003-3, 144A	7.000%	6/25/43	N/R	417,075
351	GSMPS Mortgage Loan Trust, Series 2005-RP1, 144A	8.500%	1/25/35	B2	395,793
484	GSMPS Mortgage Loan Trust, Series 2005-RP2, 144A	7.500%	3/25/35	AAA	501,211
454	GSMPS Mortgage Loan Trust, Series 2005-RP3, 144A	7.500%	9/25/35	AAA	473,396
300	GSMPS Mortgage Loan Trust, Series 2005-RP3, 144A	8.000%	9/25/35	Caa1	320,226
499	Hardee’s Funding LLC, Series 2020-1A A2, 144A	3.981%	12/20/50	BBB	514,755
478	Horizon Aircraft Finance II Ltd, Series 2019-1, 144A	4.703%	7/15/39	BBB	461,214
244	Horizon Aircraft Finance III Ltd, Series 2019-2, 144A	4.458%	11/15/39	BBB	235,834
500	Hudson Yards Trust, Series 2019-55HY, 144A	2.943%	12/10/41	A3	503,629
209	Impac Secured Assets CMN Owner Trust, Series 2000-3	8.000%	10/25/30	N/R	203,997
486	JG Wentworth XXXVII LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	521,496
797	JGWPT XXV LLC, Series 2012-1A, 144A	7.140%	2/15/67	Aa3	977,877
342	JGWPT XXVI LLC, Series 2012-2A, 144A	6.770%	10/17/61	A1	410,068
233	JP Morgan Alternative Loan Trust, Series 2006-S1	6.500%	3/25/36	N/R	186,789
500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, 144A	3.420%	12/15/49	BBB–	417,412
500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, 144A	3.756%	1/05/31	BBB–	498,609
500	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, 144A	3.000%	10/15/50	BBB–	437,750
400	Manhattan West, Series 2020-1MW, 144A	2.335%	9/10/39	Baa3	389,986
267	MASTR Alternative Loan Trust, Series 2004-1	7.000%	1/25/34	Aaa	284,626
187	MASTR Alternative Loan Trust, Series 2004-5	7.000%	6/25/34	AA+	194,493
164	MASTR Asset Securitization Trust, Series 2003-11	5.250%	12/25/33	A	167,293
277	MASTR Reperforming Loan Trust, Series 2005-1, 144A	7.500%	8/25/34	N/R	248,000
592	Mid-State Capital Corp 2004-1 Trust	6.005%	8/15/37	AA+	628,172
40	Mid-State Capital Corp 2004-1 Trust	8.900%	8/15/37	A1	44,503
594	Mid-State Capital Corp 2005-1 Trust	5.745%	1/15/40	AA	636,727
201	Mid-State Capital Trust, Series 2010-1, 144A	5.250%	12/15/45	AAA	205,948
172	Mid-State Capital Trust, Series 2010-1, 144A	7.000%	12/15/45	AAA	177,901

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$186	Mid-State Trust XI	5.598%	7/15/38	Baa3	$197,446
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.628%	1/15/49	A3	513,393
63	Morgan Stanley Mortgage Loan Trust, Series 2006-2	5.750%	2/25/36	N/R	61,661
500	MSCG Trust 2015-ALDR, 144A	3.462%	6/07/35	BBB–	389,592
284	MVW Owner Trust, Series 2017-1, 144A	2.420%	12/20/34	AAA	290,624
1,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	2.856%	7/15/36	N/R	999,998
256	New Residential Mortgage LLC, Series 2018-FNT2, 144A	4.920%	7/25/54	N/R	256,336
397	New Residential Mortgage Loan Trust, Series 2014-1, 144A	6.051%	1/25/54	BBB	431,013
700	New Residential Mortgage Loan Trust, Series 2015-2, 144A	5.510%	8/25/55	Baa1	753,523
400	Neuberger Berman Loan Advisers CLO 31 Ltd, 144A, (WI/DD)	0.000%	4/20/31	AA	400,000
247	NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1 144A	4.690%	5/25/23	N/R	246,703
488	Planet Fitness Master Issuer LLC, Series 2018-FT1, 144A	4.666%	9/05/48	BBB–	498,069
500	PNMAC FMSR ISSUER TRUST, Series 2018-FT1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	2.459%	4/25/23	N/R	495,367
500	PNMAC GMSR ISSUER TRUST, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.850% spread), (3)	2.959%	2/25/23	N/R	499,402
500	PNMAC GMSR ISSUER TRUST, Series 2018-GT2, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	2.759%	8/25/25	N/R	497,514
1	RALI Series 2005-QS12 Trust	5.500%	8/25/35	Caa2	764
485	RBS Commercial Funding Inc 2013-SMV Trust, 144A	3.584%	3/11/31	BBB–	475,163
500	SERVPRO Master Issuer LLC, Series 2021-1A, 144A	2.394%	4/25/51	BBB–	493,948
276	Sesac Finance LLC, Series 2019-1,144A	5.216%	7/25/49	N/R	291,333
307	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	311,420
488	Sonic Capital LLC, Series 2018-1A, 144A	4.026%	2/20/48	BBB	499,795
381	onic Capital LLC, Series 2020-1A, 144A	3.845%	1/20/50	BBB	394,646
500	Stack Infrastructure Issuer LLC, Series 2020-1A A2, 144A	1.893%	8/25/45	A–	501,220
750	STACR Trust, Series 2018-HRP2, 144A, (1-Month LIBOR reference rate + 2.400% spread), (3)	2.509%	2/25/47	BBB–	755,648
330	START Ireland, Series 2019-1, 144A	5.095%	3/15/44	BB	313,404
349	Start Ltd/Bermuda, Series 2018-1, 144A	4.089%	5/15/43	BBB+	345,657
174	Structured Receivables Finance, Series 2010-A LLC, 144A	5.218%	1/16/46	AAA	186,290
481	Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	483,367
602	Taco Bell Funding LLC, Series 2016-1A, 144A	4.970%	5/25/46	BBB	651,853
155	Thunderbolt Aircraft Lease Ltd, Series 2017-A, 144A	4.212%	5/17/32	A	157,769
250	VNDO Mortgage Trust, Series 2016-350P, 144A	3.903%	1/10/35	AA–	263,326
204	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS4 Trust	5.500%	2/25/33	N/R	205,137
14	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	5.956% 8/25/38		Aaa	14,476
967	Wendy’s Funding LLC, Series 2018-1A, 144A	3.573%	3/15/48	BBB	994,503
479	Wendy’s Funding LLC, Series 2019-1A, 144A	3.783%	6/15/49	BBB	506,666
750	WFRBS Commercial Mortgage Trust 2011-C3, 144A	5.335%	3/15/44	A1	747,360
1,000	Wingstop Funding LLC, Series 2020-1A A2, 144A	2.841%	12/05/50	N/R	1,012,730
$69,209	Asset-Backed Securities (cost $68,047,313)				69,418,452

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 35.3% (25.7% of Total Investments)

	Aerospace & Defense – 0.9%

$300	Boeing Co/The, (4)	3.450%	11/01/28	Baa2	$310,480
100	Howmet Aerospace Inc	6.875%	5/01/25	BBB–	115,875
200	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB–	212,810
600	Total Aerospace & Defense				639,165

	Air Freight & Logistics – 0.1%

100	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	103,250

	Airlines – 0.3%
35	American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A	5.500%	4/20/26	Ba2	36,424
100	Delta Air Lines Inc, 144A	7.000%	5/01/25	Baa2	115,196
50	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 144A	5.750%	1/20/26	Ba3	53,130
185	Total Airlines				204,750

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Auto Components – 1.4%

$250	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	$258,395
100	Adient US LLC, 144A	9.000%	4/15/25	BB–	111,000
200	Clarios Global LP / Clarios US Finance Co, 144A	8.500%	5/15/27	CCC+	215,250
250	Dana Inc	5.375%	11/15/27	BB+	262,500
100	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB–	100,000
50	NESCO Holdings II Inc, 144A, (WI/DD)	5.500%	4/15/29	B	51,290
950	Total Auto Components				998,435

	Automobiles – 0.8%

125	Ford Motor Co	8.500%	4/21/23	BB+	139,375
400	General Motors Financial Co Inc, (4)	3.600%	6/21/30	BBB	421,930
525	Total Automobiles				561,305

	Banks – 1.8%

400	Banco Santander SA	2.749%	12/03/30	BBB+	381,010
250	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.515%	6/07/23	N/R	255,025
300	Truist Financial Corp	4.800%	3/01/70	Baa2	314,571
400	Wells Fargo & Co	3.900%	3/15/70	Baa2	403,960
1,350	Total Banks				1,354,566

	Beverages – 0.1%

50	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	51,000

	Capital Markets – 1.3%

300	Bank of New York Mellon Corp	4.700%	9/20/69	Baa1	325,035
250	Charles Schwab Corp	4.000%	6/01/69	BBB	253,700
75	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	78,632
200	Donnelley Financial Solutions Inc	8.250%	10/15/24	B+	208,500
100	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	103,750
925	Total Capital Markets				969,617

	Chemicals – 2.2%

250	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	262,500
200	CF Industries Inc	3.450%	6/01/23	BB+	208,627
50	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	4.250%	12/15/25	BB–	50,188
375	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB–	390,937
200	OCI NV, 144A	4.625%	10/15/25	BB	206,750
50	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	53,125
175	Tronox Inc, 144A	6.500%	5/01/25	Ba3	187,687
150	Tronox Inc, 144A	4.625%	3/15/29	B	150,188
100	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB+	104,062
1,550	Total Chemicals				1,614,064

	Commercial Services & Supplies – 0.7%

50	CDW LLC / CDW Finance Corp	3.250%	2/15/29	Ba2	49,375
100	GFL Environmental Inc, 144A	4.250%	6/01/25	BB–	103,000
150	GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	145,500
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	Ba3	216,410
500	Total Commercial Services & Supplies				514,285

	Communications Equipment – 0.6%

100	CommScope Inc, 144A	8.250%	3/01/27	B3	107,000
325	Gray Television Inc, 144A, (4)	4.750%	10/15/30	BB–	322,156
425	Total Communications Equipment				429,156

	Consumer Finance – 0.6%

200	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	200,500
250	Navient Corp	6.125%	3/25/24	Ba3	264,687
450	Total Consumer Finance				465,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.5%

$200	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	3.250%	9/01/28	BB+	$197,674
75	Ball Corp	2.875%	8/15/30	BB+	72,244
100	Silgan Holdings Inc	4.125%	2/01/28	BB	102,732
375	Total Containers & Packaging				372,650

	Distributors – 0.1%

100	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB–	97,250

	Diversified Financial Services – 1.5%

500	GE Capital International Funding Co Unlimited Co, (4)	3.373%	11/15/25	BBB+	542,148
300	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	6.250%	6/03/26	BB	315,000
225	Quicken Loans LLC, 144A	5.250%	1/15/28	BB+	236,250
1,025	Total Diversified Financial Services				1,093,398

	Diversified Telecommunication Services – 1.8%

300	AT&T Inc, (4)	4.300%	2/15/30	BBB+	337,731
100	Avaya Inc, 144A	6.125%	9/15/28	BB–	106,157
500	Qwest Corp, (4)	6.750%	12/01/21	BBB–	516,875
200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	209,991
175	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	171,937
1,275	Total Diversified Telecommunication Services				1,342,691

	Energy Equipment & Services – 0.4%

250	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	260,625

	Entertainment – 0.1% (0.1% of Total Investments)

100	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	109,500

	Equity Real Estate Investment Trust – 3.2%

500	Brixmor Operating Partnership LP	4.050%	7/01/30	BBB–	538,581
150	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	155,021
250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	259,687
75	Iron Mountain Inc, 144A	4.500%	2/15/31	BB–	74,145
150	MPH Acquisition Holdings LLC, 144A	5.750%	11/01/28	B–	146,250
325	MPT Operating Partnership LP / MPT Finance Corp, (4)	3.500%	3/15/31	BBB–	318,929
500	Regency Centers LP, (4)	2.950%	9/15/29	BBB+	508,583
125	SBA Communications Corp, 144A	3.125%	2/01/29	BB–	120,144
250	SITE Centers Corp, (4)	4.250%	2/01/26	BBB	266,708
2,325	Total Equity Real Estate Investment Trust				2,388,048

	Food & Staples Retailing – 1.0%

250	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB–	276,153
250	Chobani LLC / Chobani Finance Corp Inc, 144A	4.625%	11/15/28	B1	255,000
150	Del Monte Foods Inc, 144A	11.875%	5/15/25	CCC+	172,219
650	Total Food & Staples Retailing				703,372

	Gas Utilities – 0.3%

200	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	208,000

	Health Care Equipment & Supplies – 0.1%

50	RP Escrow Issuer LLC, 144A	5.250%	12/15/25	B–	51,813

	Health Care Providers & Services – 1.1%

100	Centene Corp	4.250%	12/15/27	BBB–	105,188
100	Centene Corp	4.625%	12/15/29	BBB–	108,230
50	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	B	52,375
50	CHS/Community Health Systems Inc, 144A	6.000%	1/15/29	B	52,875
100	DaVita Inc, 144A	4.625%	6/01/30	Ba3	101,886
250	Global Medical Response Inc, 144A	6.500%	10/01/25	B	258,750

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$100	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB–	$102,896
50	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB–	51,249
800	Total Health Care Providers & Services				833,449

	Hotels, Restaurants & Leisure – 0.8%

100	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	105,254
50	International Game Technology PLC, 144A	4.125%	4/15/26	BB	51,379
50	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	52,735
250	Scientific Games International Inc, 144A	8.625%	7/01/25	B–	271,800
100	Yum! Brands Inc, 144A	7.750%	4/01/25	BB–	109,375
550	Total Hotels, Restaurants & Leisure				590,543

	Household Durables – 0.4%

50	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	50,000
250	M/I Homes Inc	5.625%	8/01/25	BB–	257,500
300	Total Household Durables				307,500

	Independent Power & Renewable Electricity Producers – 0.3%

200	Calpine Corp, 144A	3.750%	3/01/31	BB+	190,620

	Interactive Media & Services – 0.1%

50	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	49,910

	Internet Software & Services – 0.2%

175	J2 Global Inc, 144A	4.625%	10/15/30	BB	176,750

	IT Services – 0.4%

50	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	Ba2	50,262
200	Unisys Corp, 144A	6.875%	11/01/27	BB–	219,000
250	Total IT Services				269,262

	Leisure Products – 0.1%

48	Mattel Inc, 144A	6.750%	12/31/25	BB	50,470
50	Mattel Inc, 144A	3.375%	4/01/26	BB	51,622
98	Total Leisure Products				102,092

	Life Sciences Tools & Services – 0.1%

75	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	78,327

	Machinery – 0.3%

200	Mueller Water Products Inc, 144A	5.500%	6/15/26	BB	206,690

	Media – 1.8%

500	Altice France SA/France, 144A, (4)	7.375%	5/01/26	B	520,050
200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	198,000
200	DISH DBS Corp	5.875%	11/15/24	B2	209,164
200	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB	203,524
200	Radiate Holdco LLC / Radiate Finance Inc, 144A	4.500%	9/15/26	B1	202,250
1,300	Total Media				1,332,988

	Metals & Mining – 1.3%

250	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	272,300
250	Constellium SE, 144A	3.750%	4/15/29	B	239,020
150	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	156,199
100	Freeport-McMoRan Inc	5.250%	9/01/29	Ba1	109,352
50	Hudbay Minerals Inc, 144A	4.500%	4/01/26	B+	51,966
50	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	53,375
85	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	B	95,200
935	Total Metals & Mining				977,412

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Mortgage Real Estate Investment Trust – 0.2%

$125	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	$131,875

	Oil, Gas & Consumable Fuels – 2.9%

250	Enable Midstream Partners LP, (4)	4.400%	3/15/27	BBB–	270,224
100	EnLink Midstream LLC	5.375%	6/01/29	BB+	93,500
500	MPLX LP, (4)	4.800%	2/15/29	BBB	573,343
100	NuStar Logistics LP	5.750%	10/01/25	BB–	107,052
200	Occidental Petroleum Corp	5.875%	9/01/25	Ba2	213,760
50	Occidental Petroleum Corp	5.500%	12/01/25	Ba2	52,875
125	Parkland Corp/Canada, 144A, (WI/DD)	4.500%	10/01/29	BB	125,156
275	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B+	224,015
200	Southwestern Energy Co	7.500%	4/01/26	BB	211,604
250	Western Midstream Operating LP	5.050%	2/01/30	BB	271,470
2,050	Total Oil, Gas & Consumable Fuels				2,142,999

	Pharmaceuticals – 0.6%

225	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	5.875%	10/15/24	B+	226,125
220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	247,170
445	Total Pharmaceuticals				473,295

	Professional Services – 0.3%

200	Dun & Bradstreet Corp, 144A	6.875%	8/15/26	BB+	213,540

	Real Estate Management & Development – 0.4%

50	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	48,886
75	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	73,453
75	Kennedy-Wilson Inc	4.750%	3/01/29	BB	75,938
75	Kennedy-Wilson Inc	5.000%	3/01/31	BB	75,956
275	Total Real Estate Management & Development				274,233

	Road & Rail – 0.4%

250	United Rentals North America Inc	4.875%	1/15/28	BB	263,343

	Semiconductors & Semiconductor Equipment – 0.6%

500	Broadcom Inc, 144A	2.450%	2/15/31	BBB-	471,903

	Software – 0.1%

50	Black Knight InfoServ LLC, 144A	3.625%	9/01/28	Ba3	49,131

	Specialty Retail – 0.8%

75	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.375%	4/01/26	B–	74,498
100	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.875%	4/01/29	B–	98,650
50	L Brands Inc, 144A	6.625%	10/01/30	BB–	57,090
100	Lithia Motors Inc, 144A	4.375%	1/15/31	BB	103,794
200	Staples Inc, 144A	10.750%	4/15/27	B3	197,500
75	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	75,765
600	Total Specialty Retail				607,297

	Tobacco – 0.7%

500	BAT Capital Corp, (4)	2.726%	3/25/31	BBB+	483,563

	Trading Companies & Distributors – 0.6%

300	Air Lease Corp, (4)	3.875%	7/03/23	BBB	318,969
50	WESCO Distribution Inc, 144A	7.125%	6/15/25	BB–	54,675
50	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB–	55,820
400	Total Trading Companies & Distributors				429,464

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 1.0%

$250	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	$277,025
500	T-Mobile USA Inc, 144A, (4)	2.250%	11/15/31	BBB–	474,712
750	Total Wireless Telecommunication Services				751,737
$25,038	Total Corporate Bonds (cost $25,483,605)				25,940,050

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.6% (1.2% of Total Investments)

	Bahrain – 0.4%

$250	Bahrain Government International Bond, 144A	7.000%	10/12/28	B+	$278,466

	Egypt – 0.6%

400	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	421,952

	El Salvador – 0.1%

100	El Salvador Government International Bond, 144A	5.875%	1/30/25	B+	99,850

	Sri Lanka – 0.2%

250	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	CCC+	157,130

	Turkey – 0.3%

250	Turkey Government International Bond	5.950%	1/15/31	B2	226,325
$1,250	Total Sovereign Debt (cost $1,245,586)				1,183,723

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 0.9% (0.6% of Total Investments)

	Banks – 0.6%

$200	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (6)	Ba2	$216,320
200	Societe Generale SA, 144A	6.750%	N/A (6)	BB	222,680
400	Total Banks				439,000

	Capital Markets – 0.3%

200	UBS Group AG, 144A	7.000%	N/A (6)	BBB	219,678
$600	Total Contingent Capital Securities (cost $600,000)				658,678

Principal Amount (000)	Description (1)	Coupon	Optional Call Provisions (7)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.8% (0.6%of Total Investments)

	Illinois – 0.8%

$500	Illinois State, General Obligation Bonds, Pension Funding Series 2003, 5.100%, 6/01/33		No Opt. Call	BBB–	$563,320
$500	Total Municipal Bonds (cost $514,501)				563,320

Shares	Description (1)				Value

	PREFERRED STOCKS – 0.2% (0.2%of Total Investments)

	Banks – 0.2%

6,000	JPMorgan Chase & Co, (8)				$153,720
	Total Preferred Stocks (cost $150,000)				153,720
	Total Long-Term Investments (cost $96,041,005)				97,917,943

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.5% (2.6% of Total Investments)

	REPURCHASE AGREEMENTS – 3.5% (2.6% of Total Investments)

$2,582	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $2,582,039, collateralized $2,580,000 U.S. Treasury Notes, 1.125%, due 2/28/2025, value $2,633,743	0.000%	4/01/21	$2,582,039
	Total Repurchase Agreements (cost $2,582,039)			2,582,039
	Total Short-Term Investments (cost $2,582,039)			2,582,039
	Total Investments (cost $98,623,044) – 136.7%			100,499,982
	Reverse Repurchase Agreements – (30.9)% (9)			(22,720,650)
	Other Assets Less Liabilities – (5.8)% (10)			(4,271,483)
	Net Assets Applicable to Common Shares – 100%			$73,507,849

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	Long	9	6/21	$1,630,969	$1,699,823	$(68,854)	$(10,406)
				$1,630,969	$1,699,823	$(68,854)	$(10,406)

Total receivable for variation margin on futures contracts							$(10,406)
*	The aggregate amount of long positions is $1,699,823.

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(1,108,599)	$(1,108,599)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$69,418,452	$—	$69,418,452
Corporate Bonds	—	25,940,050	—	25,940,050
Sovereign Debt	—	1,183,723	—	1,183,723
Contingent Capital Securities	—	658,678	—	658,678
Municipal Bonds	—	563,320	—	563,320
Preferred Stock	153,720	—	—	153,720
Short-Term Investments:
Repurchase Agreements	—	2,582,039	—	2,582,039
Investments in Derivatives:
Futures Contracts*	(68,854)	—	—	(68,854)
Interest Rate Swaps*	—	(1,108,599)	—	(1,108,599)
Total	$84,866	$99,237,663	$—	$99,322,529
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $24,477,834 have been pledged as collateral for reverse repurchase agreements.

(5)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Perpetual security. Maturity date is not applicable.

(7)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(9)	Reverse Repurchase Agreements as a percentage of Total Investments is 22.6%.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not Applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.